Employee Benefit Plans (Amounts Recognized in AOCI and Regulatory Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in AOCI and Regulatory Assets
Beginning Balance	$ 13,291	$ 12,088
Ending Balance	13,396	13,291
Regulatory assets	3,198	3,427
Defined benefit pension plans
Change in AOCI and Regulatory Assets
Beginning Balance	(9)
Amortized in current period	(1)	3
Ending Balance	(162)	(9)
Actuarial (gains) losses	(174)	(17)
Past service gains	0	0
Deferred income tax expense (recovery)	12	8
AOCI, net of tax	(162)	(9)
Regulatory assets	287	363
Assets held for sale	0	0
AOCI, net of tax and regulatory assets	125	354
Defined benefit pension plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	363
Amortized in current period	(9)
Current year additions (reductions)	(51)
Change in FX rate	(16)
Ending Balance	287	363
Defined benefit pension plans | Actuarial (gains) losses
Change in AOCI and Regulatory Assets
Beginning Balance	(17)
Amortized in current period	1
Current year additions (reductions)	(158)
Change in FX rate	0
Ending Balance	(174)	(17)
Defined benefit pension plans | Past service costs (gains)
Change in AOCI and Regulatory Assets
Beginning Balance	0
Amortized in current period	0
Current year additions (reductions)	0
Change in FX rate	0
Ending Balance	0	0
Non-pension Benefit Plans
Change in AOCI and Regulatory Assets
Beginning Balance	(7)
Amortized in current period	(1)	(2)
Ending Balance	(7)	(7)
Actuarial (gains) losses	(5)	(8)
Past service gains	(2)	0
Deferred income tax expense (recovery)	0	1
AOCI, net of tax	(7)	(7)
Regulatory assets	14	29
Assets held for sale	11	0
AOCI, net of tax and regulatory assets	18	22
Non-pension Benefit Plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	29
Amortized in current period	0
Current year additions (reductions)	(3)
Change in FX rate	(1)
Ending Balance	25	29
Non-pension Benefit Plans | Actuarial (gains) losses
Change in AOCI and Regulatory Assets
Beginning Balance	(8)
Amortized in current period	1
Current year additions (reductions)	2
Change in FX rate	0
Ending Balance	(5)	(8)
Non-pension Benefit Plans | Actuarial (gains) losses | Assets
Change in AOCI and Regulatory Assets
Amortized in current period	(3)
Current year additions (reductions)	1
Change in FX rate	0
Non-pension Benefit Plans | Past service costs (gains)
Change in AOCI and Regulatory Assets
Beginning Balance	0
Amortized in current period	3
Current year additions (reductions)	1
Change in FX rate	0
Ending Balance	$ (2)	$ 0